Income Taxes Expenses - Tax rates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Taxes Expenses
Income tax expense		$ 1,714	$ 220	$ 800
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Income (Loss) before income taxes and equity in earnings of subsidiaries		$ (36,844,347)	$ 10,147,685	$ (23,660,113)
Deferred tax liabilities		$ 0
Hong Kong
Income Taxes Expenses
Maximum profits, tier one income tax rate	$ 2
Income tax rate, tier one	8.25%	8.25%
Income tax rate, tier two	16.50%	16.50%
Income (Loss) before income taxes and equity in earnings of subsidiaries		$ (14,046,405)	(2,396,163)	(4,831,278)
PRC
Income Taxes Expenses
Statutory income tax rate (in percent)	25.00%	25.00%
Income (Loss) before income taxes and equity in earnings of subsidiaries		$ (16,601,650)	15,175,153	(19,040,701)
PRC | Chu Le of WFOE | High And New Technology Enterprises
Income Taxes Expenses
Preferential income tax rate (in percent)	15.00%	15.00%
Cayman
Income Taxes Expenses
Income (Loss) before income taxes and equity in earnings of subsidiaries		$ (3,451,775)	(2,294,148)	252,296
U.S.
Income Taxes Expenses
Statutory income tax rate (in percent)	21.00%	21.00%
Income (Loss) before income taxes and equity in earnings of subsidiaries		$ (2,744,517)	$ (337,157)	$ (40,430)